Marketable Securities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	$ 51,653	$ 26,926	$ 27,354
Gross Unrealized Gains	114	12
Gross Unrealized Losses	(42)	(129)
Estimated Fair Value	26,034	9,851
Cash and cash equivalents and available-for-sale securities, amortized cost	73,612	10,077
Cash and cash equivalents and marketable securities, aggregate fair value	73,684	9,960
Level 1
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	47,651
Cash and cash equivalents, aggregate fair value	47,651
Level 1 | U.S. Treasury securities
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	18,606
Cash and cash equivalents, aggregate fair value	18,606
Level 1 | Overnight Repurchase Agreements
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	28,272
Cash and cash equivalents, aggregate fair value	28,272
Level 1 | Money market funds
Debt Securities, Available-for-Sale [Line Items]
Cash and cash equivalents	773	109
Cash and cash equivalents, aggregate fair value	773	109
Level 2
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	25,961	9,968
Gross Unrealized Gains	114	12
Gross Unrealized Losses	(42)	(129)
Estimated Fair Value	26,033	9,851
Level 2 | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	13,980	7,742
Gross Unrealized Gains	62	6
Gross Unrealized Losses	(38)	(125)
Estimated Fair Value	14,004	7,623
Level 2 | U.S. Treasury securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	11,981	2,226
Gross Unrealized Gains	52	6
Gross Unrealized Losses	(4)	(4)
Estimated Fair Value	$ 12,029	$ 2,228